Employee benefits - Overfunded pension plans - Assets by category (Details) - Overfunded pension plans - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets by category
International investments	$ 32	$ 28
Real estate	255	323
Loans to participants	105	141
Total	5,166	6,814
Funds not related to risk plans	(1,197)	(1,510)
Fair value of plan assets at end of year	3,969	5,304
Level 1
Assets by category
International investments	32	28
Total	4,633	6,128
Level 2
Assets by category
Total	42	48
Level 3
Assets by category
Real estate	255	323
Loans to participants	105	141
Total	491	638	$ 673
Corporate
Assets by category
Debt securities	42	48
Corporate | Level 2
Assets by category
Debt securities	42	48
Government
Assets by category
Debt securities	1,840	2,716
Government | Level 1
Assets by category
Debt securities	1,840	2,716
Fixed income
Assets by category
Investments funds	2,242	2,668
Fixed income | Level 1
Assets by category
Investments funds	2,242	2,668
Investments in equity securities
Assets by category
Investments funds	396	556
Investments in equity securities | Level 1
Assets by category
Investments funds	396	556
Private Equity funds
Assets by category
Structured investments	126	157
Private Equity funds | Level 3
Assets by category
Structured investments	126	157
Real estate funds
Assets by category
Structured investments	129	177
Real estate funds | Level 1
Assets by category
Structured investments	124	160
Real estate funds | Level 3
Assets by category
Structured investments	$ 5	$ 17